Cover Page	Aug. 25, 2025
Document Information [Line Items]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001369568
Document Type	8-K/A
Document Period End Date	Aug. 25, 2025
Entity Registrant Name	CATALYST PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33057
Entity Tax Identification Number	76-0837053
Entity Address, Address Line One	355 Alhambra Circle
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	420-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CPRX
Entity Emerging Growth Company	false
Amendment Description	On August 25, 2025, Catalyst Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the U.S. Securities and Exchange Commission reporting that the Company had entered into a settlement agreement with Lupin Pharmaceuticals, Inc. and Lupin Ltd. (“Lupin”) resolving certain patent litigation brought by the Company and SERB S.A. against Lupin. Since the Company disseminated its press release reporting on the settlement with Lupin, the Company has become aware that the Original 8-K and the press release that was an exhibit to the Original 8-K (the “Original Press Release”) inadvertently misidentified one of the parties that had previously settled patent litigation with the Company and SERB S.A. relating to the Company’s FIRDAPSE® patents. The party that previously settled its litigation with the Company and SERB S.A. relating to the Company’s FIRDAPSE® patents is Inventia Healthcare Limited and not Inventia Life Science Pty Ltd. On August 26, 2025, the Company reissued the Original Press Release to update the identity of the party that previously settled the litigation with the Company and SERB S.A. relating to the Company’s FIRDAPSE® patents. Other than a change to correct the identity of the previous settling party, no other changes were made to the Original Press Release that was disseminated on August 25, 2025. The updated press release that was disseminated on August 26, 2025 is attached to this Form 8-K/A as Exhibit 99.1 and is incorporated herein by reference.